Commitments And Contingencies (Liabilities For Asset Retirement Obligation) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Regulated Operations [Abstract]
Other current liabilities	$ 3	$ 1
Other accrued liabilities (noncurrent)	26	21
Total Liabilities	$ 29	$ 22	$ 25